UNIT-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangement [Abstract]
UNIT-BASED COMPENSATION
UNIT-BASED COMPENSATION
On February 3, 2015, the BPY Plan was amended and restated by the board of directors of the general partner of BPY, and approved by unitholders on March 26, 2015. The BPY Plan originally provided for a cash payment on the exercise of an option equal to the amount by which the fair market value of a BPY Unit on the date of exercise exceeds the exercise price of the option. The amended BPY Plan allows for the settlement of the in-the-money amount of an option upon exercise in BPY Units for certain qualifying employees whose location of employment is outside of Australia and Canada. This amendment applies to all options granted under the BPY Unit Option Plan, including those options outstanding prior to February 3, 2015. Consequently, as a result of this amendment, options granted to employees whose location of employment is outside of Australia and Canada under the amended and restated BPY Plan are accounted for as an equity-based compensation agreement.

During the year ended December 31, 2017, the partnership incurred $14 million (2016 - $19 million; 2015 - $23 million) of expense in connection with its unit-based compensation plans.

a)	BPY Unit Option Plan
Awards under the BPY Plan (“BPY Awards”) generally vest 20% per year over a period of five years and expire 10 years after the grant date, with the exercise price set at the time such options were granted and generally equal to the market price of an LP Unit on the Nasdaq on the last trading day preceding the grant date. Upon exercise of a vested BPY Award, the participant is entitled to receive BPY Units or a cash payment equal to the amount by which the fair market value of an LP Unit at the date of exercise exceeds the exercise price of the BPY Award. Subject to a separate adjustment arising from forfeitures, the estimated expense is revalued every reporting period using the Black-Scholes model as a result of the cash settlement provisions of the plan for employees whose location of employment is Australia or Canada. In terms of measuring expected life of the BPY Awards with various term lengths and vesting periods, BPY will segregate each set of similar BPY Awards and, if different, exercise price, into subgroups and apply a weighted average within each group.

The partnership estimated the fair value of the BPY Awards granted during the years ended December 31, 2017, 2016 and 2015 using the Black-Scholes valuation model. The following assumptions were utilized:

	Unit of measurement	Years ended Dec. 31,
		2017	2016	2015
Exercise price	US$	22.92	19.51	25.18
Average term to exercise	In years	7.50	7.50	7.50
Unit price volatility	%	25%	30%	30%
Liquidity discount	%	25%	25%	25%
Weighted average of expected annual dividend yield	%	6.50%	6.50%	6.50%
Risk-free rate	%	2.37%	1.57%	1.87%
Weighted average fair value per option	US$	1.60	1.45	3.46

i.	Equity-settled BPY Awards
The change in the number of options outstanding under the equity-settled BPY Awards for the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017		2016		2015
Years ended Dec. 31,	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of year	16,338,511	$20.49	17,349,629	$20.53	—	$—
Granted	93,750	22.92	3,020,931	19.51	2,542,340	25.18
Exercised	(1,194,569)	18.97	(1,180,060)	17.98	(745,392)	19.92
Expired/forfeited	(1,435,897)	21.51	(2,851,989)	19.69	(174,153)	21.40
Reclassified(1)	—	—	—	—	15,726,834	19.75
Outstanding, end of year	13,801,795	$20.54	16,338,511	$20.49	17,349,629	$20.53
Exercisable, end of year	7,352,112	$20.22	5,501,679	$19.90	4,795,099	$19.03

(1)	Relates to the reclassification of options for employees outside of Canada and Australia whose options are equity-settled subsequent to the amendment of the BPY Plan.

The following table sets out details of options issued and outstanding at December 31, 2017, 2016 and 2015 under the equity-settled BPY Awards by expiry date:

	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	226,800	13.07	254,600	13.07	368,400	13.07
2021	246,400	17.44	316,100	17.44	421,300	17.44
2022	517,300	18.07	724,700	18.03	1,535,900	18.25
2023	675,420	16.80	948,980	16.80	1,247,680	16.80
2024	7,946,313	20.59	9,071,225	20.59	11,286,224	20.59
2025	1,730,210	25.18	2,153,923	25.18	2,490,125	25.18
2026	2,365,602	19.51	2,868,983	19.51	—	—
2027	93,750	22.92	—	—	—	—
Total	13,801,795	$20.54	16,338,511	$20.49	17,349,629	$20.53

ii.	Cash-settled BPY Awards
The change in the number of options outstanding under the cash-settled BPY Awards for the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017		2016		2015
Years ended Dec. 31,	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of year	7,377,042	$20.28	6,904,986	$20.37	$21,946,145	$19.75
Granted	—	—	846,912	19.51	775,215	25.18
Exercised	(213,106)	19.12	(148,076)	18.55	(89,540)	17.40
Expired/forfeited	(19,065)	24.42	(226,780)	21.32	—	—
Reclassified(1)	—	—	—	—	(15,726,834)	19.75
Outstanding, end of year	7,144,871	$20.30	7,377,042	$20.28	6,904,986	$20.37
Exercisable, end of year	3,973,290	$19.93	2,772,207	$19.75	1,956,693	$19.16

(1)	Relates to the reclassification of options for employees outside of Canada and Australia whose options are equity-settled subsequent to the amendment of the BPY Plan.

The following table sets out details of options issued and outstanding at December 31, 2017, 2016 and 2015 under the cash-settled BPY Awards by expiry date:

	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	69,000	13.07	78,000	13.07	78,000	13.07
2021	172,800	17.44	186,800	17.44	226,800	17.44
2022	515,800	18.09	545,800	18.08	581,200	18.07
2023	519,000	16.80	549,000	16.80	604,200	16.80
2024	4,330,286	20.59	4,459,230	20.59	4,639,571	20.59
2025	695,376	25.18	711,300	25.18	775,215	25.18
2026	842,609	19.51	846,912	19.51	—	—
Total	7,144,871	$20.30	7,377,042	$20.28	6,904,986	$20.37

b)	Restricted BPY LP Unit Plan
The Restricted BPY LP Unit Plan provides for awards to participants of LP Units purchased on the Nasdaq (“Restricted Units”). Under the Restricted BPY LP Unit Plan, units awarded generally vest over a period of five years, except as otherwise determined or for Restricted Units awarded in lieu of a cash bonus as elected by the participant, which may vest immediately. The estimated total compensation cost measured at grant date is evenly recognized over the vesting period of five years.

As of December 31, 2017, the total number of Restricted Units outstanding was 440,527 (December 31, 2016 - 327,636) with a weighted average exercise price of $21.08 (December 31, 2016 - $20.89).

c)	Restricted BPY LP Unit Plan (Canada)
The Restricted BPY LP Unit Plan (Canada) is substantially similar to the Restricted BPY LP Unit Plan described above, except that it is for Canadian employees, there is a five year hold period, and purchases of units are made on the TSX instead of the Nasdaq.

As of December 31, 2017, the total number of Canadian Restricted Units outstanding was 21,624 (December 31, 2016 - 19,410) with a weighted average exercise price of C$22.88 (December 31, 2016 - C$22.14).

d)	Deferred Share Unit Plan
In addition, BPO has a deferred share unit plan, the terms of which were amended to substitute LP Units for BPO common shares subject to such deferred shares. At December 31, 2017, BPO had 1,363,938 deferred share units (December 31, 2016 - 1,402,373) outstanding and vested.